Unaudited Condensed Consolidated Statements of Operations (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenues
Voyage revenue	$ 21,325,722	$ 28,015,876
Related party revenue (Note 4)	120,000	120,000
Commissions	(962,283)	(1,424,181)
Net revenue	20,483,439	26,711,695
Operating expenses
Voyage expenses	997,718	936,871
Vessel operating expenses	12,558,899	12,517,084
Drydocking expenses	2,878,644	442,616
Vessel depreciation (Note 3)	8,501,893	8,819,420
Net loss on sale of vessel (Note 4)	3,191,678	8,568,234
Management fees (Note 4)	2,473,650	2,539,457
Other general and administrative expenses	1,754,396	1,857,961
Other income		(153,104)
Total operating expenses	32,356,878	35,528,539
Operating loss	(11,873,439)	(8,816,844)
Other income/(expenses)
Interest and other financing costs	(968,577)	(1,024,846)
Loss on derivatives, net (Note 9)	(2,027)	(422,533)
Foreign exchange gain	3,766	16,285
Gain on trading securities		20,373
Interest income	236,818	161,367
Other expenses, net	(730,020)	(1,249,354)
Equity loss in joint venture	(897,459)	(284,451)
Net loss	$ (13,500,918)	$ (10,350,649)
Earnings / Loss per share – basic & diluted (Note 8) (in Dollars per share)	$ (0.30)	$ (0.32)
Weighted average number of shares outstanding, basic & diluted (Note 8) (in Shares)	45,319,605	32,558,052